Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Cash settled	[1]	₨ 5,542	₨ 5,590	₨ 3,958
Total expense of Employee benefits plans		20,306	19,227	17,623
Provident Fund Obligation [member]
Disclosure of defined benefit plans [line items]
Total expense of provident fund		6,517	6,265	5,941
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans		10,584	9,969	9,000
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled		₨ (9)	6	₨ (11)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ (1,565)	(1,436)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ 1,807	1,649
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ 1,189	1,118
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ (1,129)	₨ (1,051)

[1]	Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.